UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for Calendar Year or Quarter ended: June 30, 2008

Check here if Amendment	(x ) ;    Amendment Number:
This Amendment(Check only one.) ( )is a restatment.
		                     ( )adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Wayne Hummer Trust Company
Address:	727 North Bank Lane
		Lake Forest, IL 60045

13F file number:  028-10897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Thomas P. Zidar
Title:	Chairman & CEO
Phone:	800-621-4477
Signature, Place and Date of Signing:

/S/  Thomas P. Zidar Chicago, IL  August 14, 2008

Report Type (Check only one.):

(  )	13F HOLDINGS REPORT.
( x)	13F NOTICE.
(  )	13F COMBINATION REPORT

List of other Managers Reporting for this Manager: Wintrust Financial Corp.
						   13F File number: 028-10582